Operating Leases - Weighted-Average Remaining Lease Terms And Discount Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term (years)	6 years 9 months 18 days	5 years 8 months 12 days	6 years 4 months 24 days
Weighted-average discount rate	6.30%	4.60%	4.40%